Other Payable - Schedule of Other Payable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Payable [Abstract]
Payable for cultivation facilities purchase	$ 3,993,883	$ 3,865,755
Other	16,640	28,088
Total	$ 4,010,523	$ 3,893,843